INTANGIBLE AND OTHER ASSETS - Narrative (Details) - CAD CAD in Millions		1 Months Ended		12 Months Ended
	Oct. 05, 2017	Oct. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gain on contract termination		CAD 634
Asset impairment charges				CAD 1,257	CAD 1,388	CAD 3,745
Amortization expense					9	CAD 52
Sundance A (expires 2017) | Energy
Finite-Lived Intangible Assets [Line Items]
Asset impairment charges			CAD 92		211
Asset impairment charge, after tax			CAD 68		CAD 155
Energy East, Eastern Mainline and Upland Projects
Finite-Lived Intangible Assets [Line Items]
Asset impairment charges	CAD 1,153
Asset impairment charge, after tax	CAD 870